LEASES - Schedule of Disclosure in Tabular Form Of Expenses Relating to Payments not included (Detail) - CAD ($) $ in Thousands	6 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Presentation of leases for lessee [abstract]
Leases of low value assets	$ (20)	$ 19
Variable lease payments	280	122
Measurement of the lease liability	$ 260	$ 141